Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Effective income tax rate	21.00%	21.00%
Valuation allowance for deferred tax assets	$ 2,098	$ 1,454	$ 901
Income tax examination, penalties and interest accrued	0	0
Net operating losses carry forward	$ 7,668	$ 4,825
Preferred Income [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate	7.50%
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate	23.00%	23.00%